Offerings - Offering: 1	Jul. 29, 2025 USD ($)
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 1,807,569,453
Carry Forward Form Type	N-2
Carry Forward File Number	333-265264
Carry Forward Initial Effective Date	Jul. 31, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 135,311
Offering Note
(1)
Pursuant to Rule 415(a)(6) under the Securities Act of
1933
, as amended (“Rule 415(a)(6)”), the Registrant is carrying forward to this Registration Statement unsold securities in the amount of $1,807,569,453 that the Registrant previously registered on its Registration Statement on
Form N-2 (File
Nos. 333-265264 and 811-21190),
initially effective on July 31, 2022 (the “Prior Registration Statement”). Pursuant to Rule 415(a)(6), the registration fees in the amount of $135,311.00 previously paid with respect to such unsold securities will continue to be applied to such unsold securities. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration.